Leases (Narrative) (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lessee, Lease, Description [Line Items]
Operating lease, discount rate	11.77%	11.79%	11.77%
Operating lease expense	$ 3.1	$ 2.2	$ 5.3
Lease expense				$ 4.5	$ 3.9
Minimum
Lessee, Lease, Description [Line Items]
Operating lease, discount rate	8.30%
Maximum
Lessee, Lease, Description [Line Items]
Operating lease, discount rate	11.80%